Commitments - Summary of Other Commitments (Detail) $ in Millions	Dec. 31, 2019 CAD ($)
Credit Facilities [Member]
Other Commitments [Line Items]
Other commitments due	$ 0
Other commitment, year 2	0
Other commitment, year 3	0
Other commitment, year 4	0
Other commitment, year 5	2,550
Other commitment, thereafter	0
Letters Of Credit [Member]
Other Commitments [Line Items]
Other commitments due	193
Other commitment, year 2	2
Other commitment, year 3	0
Other commitment, year 4	0
Other commitment, year 5	0
Other commitment, thereafter	0
Guarantees [Member]
Other Commitments [Line Items]
Other commitments due	332
Other commitment, year 2	0
Other commitment, year 3	0
Other commitment, year 4	0
Other commitment, year 5	0
Other commitment, thereafter	0
Retirement Compensation Arrangements [Member]
Other Commitments [Line Items]
Other commitments due	179
Prudential Support From IESO [Member]
Other Commitments [Line Items]
Other commitments due	9
Debt Service Reserve Requirements [Member]
Other Commitments [Line Items]
Other commitments due	4
Various Operating Purposes [Member]
Other Commitments [Line Items]
Other commitments due	3
Hydro One Inc. [Member]
Other Commitments [Line Items]
Other commitments due	325
Hydro One Inc. [Member] | Guarantees [Member]
Other Commitments [Line Items]
Other commitments due	$ 7